Commitments and Contingencies - Additional Information (FY) (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 10, 2021	Jan. 01, 2020	Aug. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Rent expense					$ 7,300	$ 6,700	$ 5,900
Proceeds received to fund future investment commitments		$ 48,000		$ 25,000	32,100
Fixed Management Fee
Loss Contingencies [Line Items]
Annual management fee	$ 500			300	500
Management fee duration	5 years					5 years
Unfunded Commitments
Loss Contingencies [Line Items]
Commitment amount				$ 81,600	$ 81,800	$ 62,100
Aircraft
Loss Contingencies [Line Items]
Percent of asset acquired	12.50%		12.50%			12.50%